Regulatory Matters - Regulatory Proceedings (Details) - USD ($) $ in Thousands	May 30, 2024	Oct. 17, 2023	Jul. 12, 2023	Feb. 14, 2023	Mar. 18, 2022	Sep. 30, 2021
General Rate Case ("GRC") | BELCO
Regulatory Liabilities [Line Items]
Approved revenue increase					$ 22,800
Rate of return (percent)					7.16%
Equity interest (percent)					62.00%
Return on equity (percent)					8.92%
General Rate Case ("GRC") | BELCO | Revenue Allowance Application, 2022
Regulatory Liabilities [Line Items]
Requested increase						$ 34,800
Revenue allowance					$ 224,100
General Rate Case ("GRC") | BELCO | Revenue Allowance Application, 2023
Regulatory Liabilities [Line Items]
Requested increase						$ 6,100
Revenue allowance					$ 226,200
GRC | BELCO
Regulatory Liabilities [Line Items]
Requested increase		$ 59,100
Requested weighted average cost of capital (percent)		10.13%
GRC | BELCO | Revenue Allowance Application, 2024
Regulatory Liabilities [Line Items]
Approved revenue increase	$ 33,600
GRC | BELCO | Revenue Allowance Application, 2025
Regulatory Liabilities [Line Items]
Approved weighted average cost of capital (percent)	7.79%
Empire Electric
Regulatory Liabilities [Line Items]
Approved revenue increase			$ 5,300
Equity interest (percent)				56.00%
Return on equity (percent)				10.25%
Securitization of qualified extraordinary costs affirmed				$ 7,300